Fair value measurements and the fair value option - Additional Information (Detail)	12 Months Ended
Jun. 30, 2021 USD ($)
Fair Value Disclosures [Abstract]
Fair value of equity method investment in Kantaro	$ 0
Impairment charge	$ 1,900,000